Expense Example ((Retail), USD $)	0 Months Ended
May 23, 2013
(PIMCO Government Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
(PIMCO Government Money Market Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
(PIMCO Government Money Market Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
(PIMCO Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
(PIMCO Money Market Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
(PIMCO Money Market Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
(PIMCO Treasury Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
(PIMCO Treasury Money Market Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
(PIMCO Treasury Money Market Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	$ 106